Share-based compensation (Details 2) $ / shares in Units, ¥ in Millions, $ in Millions	1 Months Ended		12 Months Ended						121 Months Ended
	May 31, 2025 $ / shares shares	May 31, 2015 $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 CNY (¥) $ / shares shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 $ / shares	May 31, 2025	Dec. 31, 2025 USD ($) $ / shares shares
Number of share options
Granted (in shares) | shares			5,272,500
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares				$ 16.97
Additional disclosures
Share-based compensation expenses | ¥			¥ 4,726		¥ 2,999		¥ 4,804
Share Based Compensation Arrangement By Share Based Payment Award Options Compensation Cost Not Yet Recognized | ¥			¥ 202
RSU
Weighted-Average Grant-Date Fair Value
Granted (in dollars per share) | $ / shares				18.27		$ 15.33		$ 18.24
Additional disclosures
Weighted average granted fair value of the RSUs granted | $ / shares				18.27		15.33		$ 18.24
Options
Additional disclosures
Weighted average grant date fair value of options granted | $ / shares				7.85
ShareBasedCompensationAwardExercisePeriodExtension			10 years
ShareBasedCompensationAwardExercisePeriod			10 years
ShareBasedCompensationArrangementByShareBasedPaymentAwardModificationIncrementalCompensationCostRecognized | ¥			¥ 914
Employee benefits and share-based compensation | ¥			¥ 1,004
Employee and non-employee | Options
Additional disclosures
Weighted-average period over which share-based compensation expense is expected to be recognized			4 years 3 months 18 days
Non-employees | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares) | shares			40,536
Outstanding at the end of the year (in shares) | shares			7,200		40,536
Share Incentive Plan | Employee and non-employee | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares) | shares			70,983,422
Granted (in shares) | shares			31,551,310
Vested (in shares) | shares			(21,301,372)
Forfeited or cancelled | shares			(9,370,294)
Unvested at the end of the year (in shares) | shares			71,863,066		70,983,422
Weighted-Average Grant-Date Fair Value
Unvested at the beginning of the year (in dollars per share) | $ / shares				19.53
Granted (in dollars per share) | $ / shares				18.27
Vested (in dollars per share) | $ / shares				21.39
Forfeited or cancelled | $ / shares				19.21
Unvested at the end of the year (in dollars per share) | $ / shares				$ 18.47		19.53
Additional disclosures
Share-based compensation expenses | ¥			¥ 2,442		¥ 1,024		1,840
Unrecognized share-based compensation expense related to awards other than options | ¥			¥ 3,435	$ 3,435
Weighted-average period over which share-based compensation expense is expected to be recognized			3 years 2 months 12 days
Total fair value of RSUs vested | ¥			¥ 2,947		¥ 1,909		2,930
Weighted average granted fair value of the RSUs granted | $ / shares				$ 18.27
Share Incentive Plan | Employee and non-employee | Options | Service-based
Number of share options
Outstanding at the beginning of the year (in shares) | shares			17,645,740
Exercised (in shares) | shares			(352,086)
Forfeited or cancelled | shares			0
Outstanding at the end of the year (in shares) | shares			22,566,154		17,645,740
Vested and expected to vest at the end of the year (in shares) | shares			22,484,404	22,484,404						22,484,404
Exercisable at the end of the year (in shares) | shares			17,293,654	17,293,654						17,293,654
Weighted Average Exercise Price
Outstanding at the beginning of the year (in dollars per share) | $ / shares				$ 16.53
Exercised (in dollars per share) | $ / shares				13.03
Forfeited or cancelled (in dollars per share) | $ / shares				0
Outstanding at the end of the year (in dollars per share) | $ / shares				$ 16.69		$ 16.53
Vested and expected to vest at the end of the year (in dollars per share) | $ / shares										$ 16.7
Exercisable at the end of the year (in dollars per share) | $ / shares										$ 16.61
Weighted Average Remaining Contractual Term (years)
Outstanding at the end of the year			9 years 3 months 18 days		6 months
Vested and expected to vest at the end of the year			9 years 3 months 18 days
Exercisable at the end of the year			9 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding at the end of the year (in dollars) | $						$ 14				$ 1
Vested and expected to vest at the end of the year (in dollars) | $										1
Exercisable at the end of the year (in dollars) | $										$ 1
Additional disclosures
Total intrinsic value of options exercised | ¥			¥ 10		¥ 2		98
Share Incentive Plan | Non-employees | RSU | Service-based
Number of Shares
Unvested at the beginning of the year (in shares) | shares			1,865,542
Unvested at the end of the year (in shares) | shares			1,957,950		1,865,542
Share Incentive Plan | Founder [Member] | RSU
Share-based compensation
Vesting schedule	5 years
Number of Shares
Granted (in shares) | shares	10,000,000
Additional disclosures
Share-based compensation expenses | ¥			¥ 367
Share Incentive Plan | Founder [Member] | Options
Share-based compensation
Vesting schedule	5 years								10 years
Vesting percentage (as a percent)	20.00%
Additional disclosures
Share-based compensation expenses | ¥			¥ 1,000		¥ 21		¥ 38
Share Incentive Plan | Founder [Member] | Options | Common Class A [Member]
Number of share options
Granted (in shares) | shares	5,000,000	26,000,000
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares	$ 17.175	$ 16.7
Share Incentive Plan | Founder [Member] | Options | American Depositary Share [Member]
Weighted Average Exercise Price
Granted (in dollars per share) | $ / shares	$ 34.35	$ 33.4
Share Incentive Plan | Founder [Member] | Options | Each anniversary
Share-based compensation
Vesting percentage (as a percent)									10.00%